Segment reporting - Product net sales by country of sales (Details) $ in Thousands	3 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of geographical areas [line items]
Revenue from external customers	$ 95,996
United States
Disclosure of geographical areas [line items]
Revenue from external customers	94,349
Japan
Disclosure of geographical areas [line items]
Revenue from external customers	1,514
Other
Disclosure of geographical areas [line items]
Revenue from external customers	$ 133